GOING CONCERN (Details Narrative) (USD $)	9 Months Ended		34 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Notes to Financial Statements
Net (loss)	$ (126,349)	$ (68,800)	$ (382,141)
Net cash (used) in operating activities	(74,013)	(32,935)	(181,141)
Proceeds from sale of stock			$ 110,000